CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	$ 8,548	$ 5,930	$ 4,436
OPERATING ACTIVITIES
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	7,144	11,785	11,402
Depreciation and amortization	3,134	3,141	2,982
Share-based compensation expense	337	360	346
Deferred income taxes	803	44	307
Gain on sale of businesses	(766)	(154)	(916)
Venezuela Deconsolidation Charge	2,028	0	0
Goodwill and Indefinite-lived Intangibles Impairment Charges Including Disc Ops	2,174	0	308
Change in accounts receivable	349	87	(415)
Change in inventories	313	8	(225)
Change in accounts payable, accrued and other liabilities	928	1	1,253
Change in other operating assets and liabilities	(976)	(1,557)	68
Other	746	331	377
TOTAL OPERATING ACTIVITIES	14,608	13,958	14,873
INVESTING ACTIVITIES
Capital expenditures	(3,736)	(3,848)	(4,008)
Proceeds from asset sales	4,498	577	567
Cash related to Venezuela deconsolidation	(908)	0	0
Acquisitions, net of cash acquired	(137)	(24)	(1,145)
Payments to Acquire Short-term Investments	(3,647)	(568)	(1,605)
Proceeds from sales of available-for-sale investment securities	1,203	24	0
Change in investments	(163)	(261)	(121)
TOTAL INVESTING ACTIVITIES	(2,890)	(4,100)	(6,312)
FINANCING ACTIVITIES
Dividends to shareholders	(7,287)	(6,911)	(6,519)
Change in short-term debt	(2,580)	3,304	3,406
Additions to long-term debt	2,138	4,334	2,331
Reductions of long-term debt	(3,512)	(4,095)	(3,752)
Treasury stock purchases	(4,604)	(6,005)	(5,986)
Impact of stock options and other	2,826	2,094	3,449
TOTAL FINANCING ACTIVITIES	(13,019)	(7,279)	(7,071)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(411)	39	4
CHANGE IN CASH AND CASH EQUIVALENTS	(1,712)	2,618	1,494
CASH AND CASH EQUIVALENTS, END OF YEAR	6,836	8,548	5,930
SUPPLEMENTAL DISCLOSURE
Interest	678	686	683
Income Taxes	$ 4,558	$ 3,320	$ 3,780